UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

SEMI-ANNUAL REPORT

MAY 31, 2023

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	28
Expense Examples	39

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.9%
	BASIC MATERIALS — 1.2%
3,024	Celanese Corp.	$314,557
3,962	Dow, Inc.	193,266
		507,823
	COMMUNICATIONS — 14.5%
10,169	Alphabet, Inc. - Class A*	1,249,465
2,503	Alphabet, Inc. - Class C*	308,795
9,685	Amazon.com, Inc.*	1,167,817
5,784	Cisco Systems, Inc.	287,291
3,766	Meta Platforms, Inc. - Class A*	996,936
1,043	Netflix, Inc.*	412,225
1,747	Nice Ltd. - ADR*,1,2	359,777
1,928	Palo Alto Networks, Inc.*	411,416
2,813	T-Mobile US, Inc.*	386,084
6,646	Uber Technologies, Inc.*	252,083
7,214	Verizon Communications, Inc.	257,035
2,790	Walt Disney Co.*	245,408
		6,334,332
	CONSUMER, CYCLICAL — 9.1%
4,469	BJ's Wholesale Club Holdings, Inc.*	279,983
2,432	Home Depot, Inc.	689,350
1,928	Marriott International, Inc. - Class A	323,499
1,313	McDonald's Corp.	374,350
6,034	MGM Resorts International	237,076
2,609	NIKE, Inc. - Class B	274,623
1,877	PACCAR, Inc.	129,100
5,716	PulteGroup, Inc.	377,713
1,827	Royal Caribbean Cruises Ltd.*,1	147,932
2,804	Tesla, Inc.*	571,820
3,818	Walmart, Inc.	560,750
		3,966,196
	CONSUMER, NON-CYCLICAL — 22.2%
2,405	Abbott Laboratories	245,310
2,677	AbbVie, Inc.	369,319
1,633	Amgen, Inc.	360,321
1,045	Automatic Data Processing, Inc.	218,394

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,741	Bristol-Myers Squibb Co.	$305,510
926	Cintas Corp.	437,202
5,376	CVS Health Corp.	365,729
1,066	Danaher Corp.	244,775
2,062	elf Beauty, Inc.*	214,489
1,121	Eli Lilly & Co.	481,425
2,943	Gilead Sciences, Inc.	226,434
2,677	Hershey Co.	695,217
1,645	Hologic, Inc.*	129,774
3,312	Johnson & Johnson	513,559
5,862	Kraft Heinz Co.	224,046
1,338	Laboratory Corp. of America Holdings	284,365
953	Molina Healthcare, Inc.*	261,027
1,096	Moody's Corp.	347,300
1,298	Neurocrine Biosciences, Inc.*	116,210
3,879	PepsiCo, Inc.	707,336
6,303	Pfizer, Inc.	239,640
6,147	Procter & Gamble Co.	875,947
1,134	Stryker Corp.	312,508
712	Thermo Fisher Scientific, Inc.	362,023
1,874	UnitedHealth Group, Inc.	913,088
1,702	Zimmer Biomet Holdings, Inc.	216,733
		9,667,681
	ENERGY — 4.4%
5,306	Array Technologies, Inc.*	117,634
5,422	Chevron Corp.	816,662
5,966	ConocoPhillips	592,424
12,000	Marathon Oil Corp.	265,920
3,105	Schlumberger N.V.[1]	132,987
		1,925,627
	FINANCIAL — 10.6%
3,425	American Express Co.	543,068
1,375	Ameriprise Financial, Inc.	410,396
14,609	Bank of America Corp.	405,984
331	BlackRock, Inc.	217,649
2,016	Crown Castle, Inc. - REIT	228,231

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
6,011	Hartford Financial Services Group, Inc.	$411,874
4,491	JPMorgan Chase & Co.	609,474
3,516	Marsh & McLennan Cos., Inc.	608,901
6,420	MetLife, Inc.	318,111
2,019	Mid-America Apartment Communities, Inc. - REIT	296,914
2,155	Prologis, Inc. - REIT	268,405
2,757	W R Berkley Corp.	153,510
2,224	Wintrust Financial Corp.	141,380
		4,613,897
	INDUSTRIAL — 9.2%
1,321	Agilent Technologies, Inc.	152,800
950	Atkore, Inc.*	110,932
2,340	C.H. Robinson Worldwide, Inc.	221,224
2,631	Caterpillar, Inc.	541,328
776	Deere & Co.	268,480
1,633	EMCOR Group, Inc.	269,184
10,435	Graphic Packaging Holding Co.	249,396
2,268	Honeywell International, Inc.	434,549
3,335	Jabil, Inc.	298,549
4,378	Raytheon Technologies Corp.	403,389
3,153	Republic Services, Inc.	446,559
760	Rockwell Automation, Inc.	211,736
1,928	Tetra Tech, Inc.	265,042
1,344	Toro Co.	131,484
		4,004,652
	TECHNOLOGY — 25.5%
1,819	Accenture PLC - Class A1	556,468
3,312	Advanced Micro Devices, Inc.*	391,512
735	ANSYS, Inc.*	237,839
10,616	Apple, Inc.	1,881,686
3,720	Applied Materials, Inc.	495,876
1,057	CACI International, Inc. - Class A*	316,276
1,724	Cadence Design Systems, Inc.*	398,089
2,246	Fiserv, Inc.*	251,979
4,650	Fortinet, Inc.*	317,735
726	Intuit, Inc.	304,281

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
1,883	Manhattan Associates, Inc.*	$341,614
1,831	Microchip Technology, Inc.	137,801
5,329	Microsoft Corp.	1,749,990
957	MongoDB, Inc.*	281,157
3,788	NVIDIA Corp.	1,433,152
3,244	Oracle Corp.	343,669
7,739	Pure Storage, Inc.*	222,806
2,850	Smartsheet, Inc. - Class A*	141,303
1,089	Snowflake, Inc. - Class A*	180,077
1,688	Synopsys, Inc.*	767,972
1,996	Texas Instruments, Inc.	347,064
		11,098,346
	UTILITIES — 3.2%
6,851	American Electric Power Co., Inc.	569,455
4,104	NextEra Energy, Inc.	301,480
3,754	Portland General Electric Co.	182,932
4,628	Southern Co.	322,803
		1,376,670
	TOTAL COMMON STOCKS
	(Cost $35,115,981)	$43,495,224

Units
	SHORT-TERM INVESTMENTS — 1.4%
	COLLATERAL FOR SECURITIES LOANED — 0.8%
350,510	Securities Lending Fund II, LLC [3]	350,510

Principal Amount
	OTHER SHORT-TERM INVESTMENTS – 0.6%
$245,370	UMB Bank Demand Deposit, 0.01% [4]	$245,370
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $595,880)	595,880

	TOTAL INVESTMENTS — 101.3%
	(Cost $35,711,861)	44,091,104

	Liabilities in Excess of Other Assets — (1.3)%	(563,537)
	TOTAL NET ASSETS — 100.0%	$43,527,567

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

ADR — American Depository Receipt

PLC  — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $343,211 at May 31, 2023.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	25.5%
Consumer, Non-cyclical	22.2%
Communications	14.5%
Financial	10.6%
Industrial	9.2%
Consumer, Cyclical	9.1%
Energy	4.4%
Utilities	3.2%
Basic Materials	1.2%
Total Common Stocks	99.9%
Short-Term Investments	1.4%
Total Investments	101.3%
Liabilities in Excess of Other Assets	(1.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	COMMUNICATIONS — 5.6%
3,864	Calix, Inc.*	$180,101
7,897	ePlus, Inc.*	390,033
12,925	HealthStream, Inc.	297,534
33,950	Liberty Latin America Ltd. - Class A*,1	248,514
30,980	Solo Brands, Inc.*	127,638
13,550	Squarespace, Inc.*	398,234
34,360	Weave Communications, Inc.	261,029
		1,903,083
	CONSUMER, CYCLICAL — 11.6%
10,911	Blue Bird Corp.*	276,703
6,954	Bluegreen Vacations Holding Corp.	198,745
33,610	Forestar Group, Inc.*	683,291
8,494	GMS, Inc.*	537,925
3,218	Griffon Corporation	103,008
18,334	International Game Technology PLC[1]	449,733
3,498	Johnson Outdoors, Inc. - Class A	198,547
8,255	Marine Products Corp.	126,136
6,223	Monarch Casino & Resort, Inc.	403,811
7,316	Rush Enterprises, Inc. - Class A	382,407
6,683	Skyline Champion Corp.*	388,483
3,127	Titan Machinery, Inc.*	78,957
1,238	UFPI, Inc.	100,350
		3,928,096
	CONSUMER, NON-CYCLICAL — 25.9%
21,750	Alta Equipment Group, Inc.	296,018
96,768	Axcella Health, Inc.*	37,914
975	Barrett Business Services, Inc.	81,900
12,900	Brightview Holdings, Inc.	85,604
13,392	CBIZ, Inc.*	675,225
3,257	CRA International, Inc.	301,826
55,801	EQRx, Inc.*	98,210
7,517	EVERTEC, Inc.[1]	259,186
1,572	Herc Holdings, Inc.	159,432
3,335	Huron Consulting Group, Inc.*	271,069
3,693	ICF International, Inc.	413,579
2,246	Inspire Medical Systems, Inc.*	656,933

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,219	Inter Parfums, Inc.	$529,906
3,402	iRadimed Corp.	159,996
1,701	Lantheus Holdings, Inc.*	147,290
1,585	Medpace Holdings, Inc.*	328,047
8,394	Merit Medical Systems, Inc.*	691,666
4,894	National Beverage Corp.*	241,862
26,997	NeoGenomics, Inc.*	463,808
21,041	Option Care Health, Inc.*	579,680
31,478	OraSure Technologies, Inc.*	158,334
10,948	Protagonist Therapeutics, Inc.*	285,414
9,200	Quanterix Corp.	185,588
13,830	RxSight, Inc.*	337,037
2,400	Shockwave Medical, Inc.*	660,216
14,121	Surgery Partners, Inc.*	529,255
5,502	Vir Biotechnology, Inc.*	146,738
		8,781,733
	ENERGY — 3.0%
19,760	Excelerate Energy, Inc. - Class A	366,746
22,000	NOW, Inc.*	195,580
7,700	Riley Exploration Permian, Inc.	257,719
28,619	SunCoke Energy, Inc.	194,323
		1,014,368
	FINANCIAL — 13.6%
28,079	Armada Hoffler Properties, Inc. - REIT	309,992
21,460	AssetMark Financial Holdings, Inc.*	602,597
29,228	Byline Bancorp, Inc.	517,920
14,234	Carter Bankshares, Inc.*	200,699
9,261	Cohen & Steers, Inc.	503,891
19,107	CrossFirst Bankshares, Inc.*	184,191
16,108	Employers Holdings, Inc.	582,465
23,300	Enact Holdings, Inc.	582,663
32,941	HBT Financial, Inc.	579,762
3,991	McGrath RentCorp	354,441
2,295	StoneX Group, Inc.*	184,266
		4,602,887

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 23.3%
4,508	AAON, Inc.	$390,438
3,128	Alamo Group, Inc.	520,687
7,286	Allied Motion Technologies, Inc.	247,214
5,038	Applied Industrial Technologies, Inc.	619,472
14,069	Cactus, Inc. - Class A	444,299
10,016	CIRCOR International, Inc.*	290,264
11,314	Comtech Telecommunications Corp.	129,885
59,612	Concrete Pumping Holdings, Inc.*	413,707
3,775	CSW Industrials, Inc.	534,993
2,940	Gibraltar Industries, Inc.*	153,762
16,915	Gorman-Rupp Co.	404,776
2,207	Helios Technologies, Inc.	109,136
8,710	Koppers Holdings, Inc.	252,395
833	Lindsay Corp.	98,127
7,959	Manitowoc Co., Inc.*	114,212
1,905	MYR Group, Inc.*	242,888
3,865	Simpson Manufacturing Co., Inc.	456,804
6,333	SPX Technologies, Inc.*	483,588
4,901	Standex International Corp.	667,467
11,275	Sterling Infrastructure, Inc.*	519,439
25,040	Thermon Group Holdings, Inc.*	574,418
1,541	Watts Water Technologies, Inc. - Class A	244,171
		7,912,142
	TECHNOLOGY — 13.1%
8,340	Alkami Technology, Inc.	99,997
15,770	American Software, Inc. - Class A	200,752
3,400	Blackbaud, Inc.	246,997
54,019	Enfusion, Inc.*	429,991
14,714	EngageSmart, Inc.*	279,272
17,774	IBEX Holdings Ltd.*,1	364,012
8,247	Intapp, Inc.*	348,601
3,067	Lattice Semiconductor Corp.*	249,378
13,650	Liveramp Holdings	334,036
15,216	PDF Solutions, Inc.*	642,876
13,678	PowerSchool Holdings, Inc. - Class A*	259,061
7,510	Privia Health Group, Inc.*	187,374

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
52,548	SecureWorks Corp. - Class A*	$424,062
1,729	Super Micro Computer, Inc.*	387,210
		4,453,619
	UTILITIES — 2.2%
7,979	Clearway Energy, Inc. - Class C	229,237
4,209	MGE Energy, Inc.	302,038
4,889	York Water Co.	207,342
		738,617
	TOTAL COMMON STOCKS
	(Cost $32,799,127)	33,334,545

Principal Amount
	SHORT-TERM INVESTMENTS — 1.0%
$342,433	UMB Bank Demand Deposit, 0.01% [2]	342,433
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $342,433)	342,433

	TOTAL INVESTMENTS — 99.3%
	(Cost $33,141,560)	33,676,978

	Other Assets in Excess of Liabilities — 0.7%	229,469
	TOTAL NET ASSETS — 100.0%	$33,906,447

PLC  — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	25.9%
Industrial	23.3%
Financial	13.6%
Technology	13.1%
Consumer, Cyclical	11.6%
Communications	5.6%
Energy	3.0%
Utilities	2.2%
Total Common Stocks	98.3%
Short-Term Investments	1.0%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	BASIC MATERIALS — 2.3%
51,298	Dow, Inc.	$2,502,316
16,545	Eastman Chemical Co.	1,275,454
		3,777,770
	COMMUNICATIONS — 6.8%
123,570	AT&T, Inc.	1,943,756
80,539	Cisco Systems, Inc.	4,000,372
54,064	Comcast Corp. - Class A	2,127,418
84,949	Verizon Communications, Inc.	3,026,733
		11,098,279
	CONSUMER, CYCLICAL — 9.3%
178,726	Ford Motor Co.	2,144,712
14,340	Home Depot, Inc.	4,064,673
9,931	McDonald's Corp.	2,831,427
6,078	Vail Resorts, Inc.	1,478,170
31,446	Walmart, Inc.	4,618,474
		15,137,456
	CONSUMER, NON-CYCLICAL — 26.8%
14,340	Abbott Laboratories	1,462,680
21,515	AbbVie, Inc.	2,968,209
32,548	Altria Group, Inc.	1,445,782
37,509	Bristol-Myers Squibb Co.	2,417,080
46,889	Coca-Cola Co.	2,797,398
27,027	Gilead Sciences, Inc.	2,079,457
27,578	Johnson & Johnson	4,276,245
23,720	Medtronic PLC[1]	1,963,067
48,542	Merck & Co., Inc.	5,359,522
40,265	Mondelez International, Inc. - Class A	2,955,854
23,720	PepsiCo, Inc.	4,325,342
91,572	Pfizer, Inc.	3,481,567
33,651	Philip Morris International, Inc.	3,028,927
35,855	Procter & Gamble Co.	5,109,338
		43,670,468
	ENERGY — 10.2%
34,753	Chevron Corp.	5,234,497
38,611	ConocoPhillips	3,834,072

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
55,166	Exxon Mobil Corp.	$5,636,862
118,599	Kinder Morgan, Inc.	1,910,630
		16,616,061
	FINANCIAL — 23.3%
20,964	Arthur J. Gallagher & Co.	4,199,718
57,922	Bank of America Corp.	1,609,652
35,855	Bank of New York Mellon Corp.	1,441,371
5,512	BlackRock, Inc.	3,624,416
20,413	Citigroup, Inc.	904,704
24,822	Citizens Financial Group, Inc.	639,911
11,584	Crown Castle, Inc. - REIT	1,311,425
17,096	Fidelity National Financial, Inc.	583,657
66,750	Fifth Third Bancorp	1,620,023
19,862	Gaming and Leisure Properties, Inc. - REIT	956,157
51,849	Healthpeak Properties, Inc. - REIT	1,034,906
87,714	Huntington Bancshares, Inc.	904,331
38,611	JPMorgan Chase & Co.	5,239,899
17,096	Lamar Advertising Co. - Class A - REIT	1,536,588
52,410	MetLife, Inc.	2,596,915
11,584	PNC Financial Services Group, Inc.	1,341,775
18,200	Prologis, Inc. - REIT	2,266,810
35,304	Prudential Financial, Inc.	2,778,072
60,678	U.S. Bancorp	1,814,272
23,169	WP Carey, Inc. - REIT	1,607,002
		38,011,604
	INDUSTRIAL — 8.7%
15,994	Caterpillar, Inc.	3,290,765
71,708	CSX Corp.	2,199,284
15,994	Emerson Electric Co.	1,242,414
8,829	General Dynamics Corp.	1,802,705
27,578	Johnson Controls International plc[1]	1,646,407
4,960	Lockheed Martin Corp.	2,202,290
19,311	Raytheon Technologies Corp.	1,779,316
		14,163,181

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 6.1%
3,307	Broadcom, Inc.	$2,671,924
11,584	International Business Machines Corp.	1,489,587
17,657	Microsoft Corp.	5,798,382
		9,959,893
	UTILITIES — 4.7%
26,476	Evergy, Inc.	1,531,637
39,162	FirstEnergy Corp.	1,464,267
29,241	Public Service Enterprise Group, Inc.	1,747,150
43,030	Southern Co.	3,001,342
		7,744,396
	TOTAL COMMON STOCKS
	(Cost $161,598,780)	160,179,108

	TOTAL INVESTMENTS — 98.2%
	(Cost $161,598,780)	160,179,108

	Other Assets in Excess of Liabilities — 1.8%	2,868,787
	TOTAL NET ASSETS — 100.0%	$163,047,895

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of May 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	26.8%
Financial	23.3%
Energy	10.2%
Consumer, Cyclical	9.3%
Industrial	8.7%
Communications	6.8%
Technology	6.1%
Utilities	4.7%
Basic Materials	2.3%
Total Common Stocks	98.2%
Total Investments	98.2%
Other Assets in Excess of Liabilities	1.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2023 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Assets:
Investments, at value (cost $35,711,861 and $33,141,560, respectively)	$44,091,104	$33,676,978
Receivables:
Investment securities sold	-	2,715,556
Fund shares sold	-	910
Dividends and interest	70,037	23,852
Reclaims receivable	654	-
Due from Advisor	-	-
Securities lending income	15	11
Prepaid expenses	15,614	20,297
Total Assets	44,177,424	36,437,604

Liabilities:
Collateral due to broker for securities loaned	350,510	-
Payables:
Due to custodian	-	-
Investment securities purchased	-	2,450,742
Fund shares redeemed	242,115	8,148
Advisory fees	17,417	12,819
Distribution fees (Note 7)	-	3,016
Fund administration and accounting fees	8,492	11,483
Transfer agent fees and expenses	2,639	3,785
Custody fees	2,876	2,948
Auditing fees	10,294	10,250
Trustees' Deferred Compensation (Note 3)	9,179	9,528
Chief Compliance Officer fees	1,546	1,624
Trustees' fees and expenses	949	2,371
Legal fees	489	545
Accrued other expenses	3,351	13,898
Total Liabilities	649,857	2,531,157
Net Assets	$43,527,567	$33,906,447

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$30,824,089	$32,523,663
Total distributable earnings (accumulated deficit)	12,703,478	1,382,784
Net Assets	$43,527,567	$33,906,447

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$14,006,987
Shares of beneficial interest issued and outstanding	-	468,622
Offering and redemption price per share	$-	$29.89

Institutional Class:
Net assets applicable to shares outstanding	$43,527,567	$19,899,460
Shares of beneficial interest issued and outstanding	1,646,496	654,090
Offering and redemption price per share	$26.44	$30.42

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of May 31, 2023 (Unaudited)

Zacks Dividend Fund
Assets:
Investments, at value (cost $161,598,780)	$160,179,108
Receivables:
Investment securities sold	5,663,427
Fund shares sold	628,365
Dividends and interest	508,277
Reclaims receivable	-
Due from Advisor	5,163
Securities lending income	-
Prepaid expenses	30,351
Total Assets	167,014,691

Liabilities:
Collateral due to broker for securities loaned	-
Payables:
Due to custodian	3,379,793
Investment securities purchased	-
Fund shares redeemed	408,186
Advisory fees	116,161
Distribution fees (Note 7)	5,801
Fund administration and accounting fees	20,624
Transfer agent fees and expenses	3,610
Custody fees	4,940
Auditing fees	9,770
Trustees' Deferred Compensation (Note 3)	10,018
Chief Compliance Officer fees	1,509
Trustees' fees and expenses	706
Legal fees	742
Accrued other expenses	4,936
Total Liabilities	3,966,796
Net Assets	$163,047,895

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$161,524,526
Total distributable earnings (accumulated deficit)	1,523,369
Net Assets	$163,047,895

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$23,242,800
Shares of beneficial interest issued and outstanding	1,065,752
Offering and redemption price per share	$21.81

Institutional Class:
Net assets applicable to shares outstanding	$139,805,095
Shares of beneficial interest issued and outstanding	6,492,334
Offering and redemption price per share	$21.53

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2023 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0 and $546, respectively)	$403,528	$256,210
Interest	40	25
Securities lending income	75	462
Total investment income	403,643	256,697

Expenses:
Advisory fees	197,478	160,689
Distribution fees - Investor Class (Note 7)	-	18,560
Fund administration and accounting fees	43,636	48,601
Transfer agent fees and expenses	10,876	18,014
Custody fees	11,367	10,255
Registration fees	13,303	17,975
Auditing fees	9,953	9,950
Legal fees	8,584	6,899
Chief Compliance Officer fees	4,314	4,184
Trustees' fees and expenses (Note 3)	3,989	2,535
Shareholder reporting fees	2,968	764
Miscellaneous	2,474	1,789
Insurance fees	1,850	1,819
Total expenses	310,792	302,034
Advisory fees (waived) recovered	(63,945)	(79,935)
Net expenses	246,847	222,099
Net investment income (loss)	156,796	34,598

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,256,622	857,003
Net realized gain (loss)	4,256,622	857,003
Net change in unrealized appreciation/depreciation on:
Investments	(3,679,343)	(2,636,131)
Net change in unrealized appreciation/depreciation	(3,679,343)	(2,636,131)
Net realized and unrealized gain (loss)	577,279	(1,779,128)

Net Increase (Decrease) in Net Assets from Operations	$734,075	$(1,744,530)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended May 31, 2023 (Unaudited)

Zacks Dividend Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0)	$3,339,625
Interest	235
Securities lending income	-
Total investment income	3,339,860

Expenses:
Advisory fees	782,253
Distribution fees - Investor Class (Note 7)	45,734
Fund administration and accounting fees	118,763
Transfer agent fees and expenses	25,149
Custody fees	13,955
Registration fees	27,902
Auditing fees	9,473
Legal fees	10,425
Chief Compliance Officer fees	4,313
Trustees' fees and expenses (Note 3)	4,738
Shareholder reporting fees	5,940
Miscellaneous	3,579
Insurance fees	1,901
Total expenses	1,054,125
Advisory fees (waived) recovered	18,318
Net expenses	1,072,443
Net investment income (loss)	2,267,417

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,968,668
Net realized gain (loss)	2,968,668
Net change in unrealized appreciation/depreciation on:
Investments	(24,306,927)
Net change in unrealized appreciation/depreciation	(24,306,927)
Net realized and unrealized gain (loss)	(21,338,259)

Net Increase (Decrease) in Net Assets from Operations	$(19,070,842)

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$156,796	$337,807
Net realized gain (loss) on investments	4,256,622	5,297,880
Net change in unrealized appreciation/depreciation on investments	(3,679,343)	(12,314,971)
Net increase (decrease) in net assets resulting from operations	734,075	(6,679,284)

Distributions to Shareholders:
Distributions:
Institutional Class	(5,694,119)	(4,003,358)
Total distributions to shareholders	(5,694,119)	(4,003,358)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	8,238,102	16,358,249
Reinvestment of distributions:
Institutional Class	2,403,971	1,705,956
Cost of shares redeemed:
Institutional Class[1]	(14,743,866)	(23,735,668)
Net increase (decrease) in net assets from capital transactions	(4,101,793)	(5,671,463)

Total increase (decrease) in net assets	(9,061,837)	(16,354,105)

Net Assets:
Beginning of period	52,589,404	68,943,509
End of period	$43,527,567	$52,589,404

Capital Share Transactions:
Shares sold:
Institutional Class	320,690	555,177
Shares reinvested:
Institutional Class	93,868	52,410
Shares redeemed:
Institutional Class	(569,565)	(823,904)
Net increase (decrease) in capital share transactions	(155,007)	(216,317)

[1]	Net of redemption fee proceeds received of $0 and $6,154, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$34,598	$273,863
Net realized gain (loss) on investments	857,003	(10,848)
Net change in unrealized appreciation/depreciation on investments	(2,636,131)	(2,204,402)
Net increase (decrease) in net assets resulting from operations	(1,744,530)	(1,941,387)

Distributions to Shareholders:
Distributions:
Investor Class	(72,916)	(549,853)
Institutional Class	(162,226)	(691,126)
Total distributions to shareholders	(235,142)	(1,240,979)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	238,361	1,385,530
Institutional Class	1,131,163	5,825,306
Reinvestment of distributions:
Investor Class	67,993	529,720
Institutional Class	157,711	677,180
Cost of shares redeemed:
Investor Class[1]	(1,671,694)	(7,611,569)
Institutional Class[2]	(1,830,739)	(8,731,533)
Net increase (decrease) in net assets from capital transactions	(1,907,205)	(7,925,366)

Total increase (decrease) in net assets	(3,886,877)	(11,107,732)

Net Assets:
Beginning of period	37,793,324	48,901,056
End of period	$33,906,447	$37,793,324
Capital Share Transactions:
Shares sold:
Investor Class	7,759	43,764
Institutional Class	36,157	178,939
Shares reinvested:
Investor Class	2,207	16,062
Institutional Class	5,035	20,312
Shares redeemed:
Investor Class	(54,149)	(239,338)
Institutional Class	(57,707)	(287,161)
Net increase (decrease) in capital share transactions	(60,698)	(267,422)

[1]	Net of redemption fee proceeds of $179 and $0, respectively.
[2]	Net of redemption fee proceeds of $0 and $856, respectively.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,267,417	$3,485,944
Net realized gain (loss) on investments	2,968,668	8,834,701
Net change in unrealized appreciation/depreciation on investments	(24,306,927)	(3,298,275)
Net increase (decrease) in net assets resulting from operations	(19,070,842)	9,022,370

Distributions to Shareholders:
Distributions:
Investor Class	(2,183,735)	(2,812,031)
Institutional Class	(9,460,048)	(4,769,382)
Total distributions to shareholders	(11,643,783)	(7,581,413)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	41,031,665	60,954,681
Institutional Class	23,576,900	124,437,519
Reinvestment of distributions:
Investor Class	2,119,501	2,787,043
Institutional Class	6,854,616	3,315,495
Cost of shares redeemed:
Investor Class[1]	(32,011,665)	(126,461,373)
Institutional Class[2]	(39,117,329)	(29,386,438)
Net increase (decrease) in net assets from capital transactions	2,453,688	35,646,927

Total increase (decrease) in net assets	(28,260,937)	37,087,884

Net Assets:
Beginning of period	191,308,832	154,220,948
End of period	$163,047,895	$191,308,832

Capital Share Transactions:
Shares sold:
Investor Class	1,694,438	2,444,296
Institutional Class	1,023,453	5,084,990
Shares reinvested:
Investor Class	89,143	112,325
Institutional Class	292,602	137,653
Shares redeemed:
Investor Class	(1,426,766)	(5,197,708)
Institutional Class	(1,728,042)	(1,207,599)
Net increase (decrease) in capital share transactions	(55,172)	1,373,957

[1]	Net of redemption fee proceeds of $42,979 and $246,997, respectively.
[2]	Net of redemption fee proceeds of $2,764 and $10,570, respectively.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2023	For the Year Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$29.19	$34.17	$28.06	$26.95	$25.89	$26.81
Income from Investment Operations:
Net investment income (loss) [1]	0.08	0.17	0.09	0.18	0.22	0.16
Net realized and unrealized gain (loss)	0.27	(3.19)	7.53	3.25	3.21	0.96
Total from investment operations	0.35	(3.02)	7.62	3.43	3.43	1.12

Less Distributions:
From net investment income	(0.19)	(0.08)	(0.17)	(0.25)	(0.10)	-
From net realized gain	(2.91)	(1.88)	(1.34)	(2.07)	(2.27)	(2.04)
Total distributions	(3.10)	(1.96)	(1.51)	(2.32)	(2.37)	(2.04)

Redemption fee proceeds[1]	-	- [2]	(-)[2]	- [2]	- [2]	- [2]
Net asset value, end of period	$26.44	$29.19	$34.17	$28.06	$26.95	$25.89

Total return[3]	1.56%[4]	(9.43)%	28.54%	13.84%	15.07%	4.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,528	$52,589	$68,944	$49,957	$41,381	$42,609

Ratio of expenses to average net assets:
Before fees waived/recovered	1.26%[5]	1.14%	1.14%	1.22%	1.28%	1.44%
After fees waived/recovered	1.00%[5]	1.00%	1.00%	1.00%	1.00%	1.17%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	0.38%[5]	0.43%	0.14%	0.49%	0.60%	0.35%
After fees waived/recovered	0.64%[5]	0.57%	0.28%	0.71%	0.88%	0.62%

Portfolio turnover rate	16%[4]	27%	25%	38%	38%	29%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investor shares were re-designated as Institutional shares on April 16, 2018.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective April 16, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the annual operating expense limitation was 1.55%.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2023	For the Year Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$31.59	$33.36	$24.48	$26.80	$27.49	$32.58
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.15	0.01	(0.08)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	(1.56)	(1.13)	8.87	(2.21)	1.79	(1.27)
Total from investment operations	(1.55)	(0.98)	8.88	(2.29)	1.71	(1.32)

Less Distributions:
From net investment income	(0.15)	(0.01)	-	(0.03)	-	-
From net realized gain	-	(0.78)	-	-	(2.40)	(3.77)
Total distributions	(0.15)	(0.79)	-	(0.03)	(2.40)	(3.77)

Redemption fee proceeds[1]	- [2]	-	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$29.89	$31.59	$33.36	$24.48	$26.80	$27.49

Total return[3]	(4.92)%[4]	(3.01)%	36.23%	(8.54)%	7.55%	(4.36)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,007	$16,199	$23,092	$21,867	$48,666	$111,399

Ratio of expenses to average net assets:
Before fees waived/recovered	1.84%[5]	1.67%	1.61%	1.63%	1.53%	1.49%
After fees waived/recovered	1.39%[5]	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.40)%[5]	0.20%	(0.17)%	(0.61)%	(0.45)%	(0.27)%
After fees waived/recovered	0.05%[5]	0.48%	0.05%	(0.37)%	(0.31)%	(0.17)%

Portfolio turnover rate	59%[4]	94%	116%	135%	114%	129%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2023	For the Year Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$32.20	$34.03	$24.91	$27.29	$27.88	$32.92
Income from Investment Operations:
Net investment income (loss) [1]	0.05	0.23	0.09	(0.03)	(0.01)	0.02
Net realized and unrealized gain (loss)	(1.59)	(1.15)	9.03	(2.23)	1.82	(1.29)
Total from investment operations	(1.54)	(0.92)	9.12	(2.26)	1.81	(1.27)

Less Distributions:
From net investment income	(0.24)	(0.13)	-	(0.12)	-	-
From net realized gain	-	(0.78)	-	-	(2.40)	(3.77)
Total distributions	(0.24)	(0.91)	-	(0.12)	(2.40)	(3.77)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$30.42	$32.20	$34.03	$24.91	$27.29	$27.88

Total return[3]	(4.81)%[4]	(2.77)%	36.57%	(8.28)%	7.78%	(4.11)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,899	$21,595	$25,809	$25,450	$55,110	$42,212

Ratio of expenses to average net assets:
Before fees waived/recovered	1.59%[5]	1.42%	1.36%	1.38%	1.28%	1.24%
After fees waived/recovered	1.14%[5]	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.15)%[5]	0.45%	0.08%	(0.36)%	(0.20)%	(0.02)%
After fees waived/recovered	0.30%[5]	0.73%	0.30%	(0.12)%	(0.06)%	0.08%

Portfolio turnover rate	59%[4]	94%	116%	135%	114%	129%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recoverd by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2023	For the Year Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.38	$24.72	$21.00	$21.89	$20.87	$20.78
Income from Investment Operations:
Net investment income (loss)[1]	0.24	0.45	0.37	0.42	0.39	0.36
Net realized and unrealized gain (loss)	(2.49)	1.16	3.85	(0.71)	1.87	0.48
Total from investment operations	(2.25)	1.61	4.22	(0.29)	2.26	0.84

Less Distributions:
From net investment income	(0.26)	(0.38)	(0.37)	(0.41)	(0.37)	(0.34)
From net realized gain	(1.09)	(0.71)	(0.13)	(0.19)	(0.87)	(0.41)
Total distributions	(1.35)	(1.09)	(0.50)	(0.60)	(1.24)	(0.75)

Redemption fee proceeds[1]	0.03	0.14	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$21.81	$25.38	$24.72	$21.00	$21.89	$20.87

Total return[3]	(9.15)%[4]	7.26%	20.35%	(1.11)%	11.71%	4.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,243	$17,993	$82,818	$70,481	$70,157	$51,121

Ratio of expenses to average net assets:
Before fees waived/recovered	1.28%[5]	1.27%	1.30%	1.37%	1.43%	1.58%
After fees waived/recovered	1.30%[5]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.13%[5]	1.85%	1.57%	2.06%	1.81%	1.49%
After fees waived/recovered	2.11%[5]	1.82%	1.57%	2.13%	1.94%	1.77%

Portfolio turnover rate	26%[4]	27%	17%	14%	13%	25%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2023	For the Year Ended November 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$25.10	$24.71	$20.99	$21.89	$20.87	$20.78
Income from Investment Operations:
Net investment income (loss) [1]	0.27	0.50	0.44	0.46	0.45	0.41
Net realized and unrealized gain (loss)	(2.46)	1.08	3.84	(0.71)	1.87	0.48
Total from investment operations	(2.19)	1.58	4.28	(0.25)	2.32	0.89

Less Distributions:
From net investment income	(0.29)	(0.48)	(0.43)	(0.46)	(0.43)	(0.39)
From net realized gain	(1.09)	(0.71)	(0.13)	(0.19)	(0.87)	(0.41)
Total distributions	(1.38)	(1.19)	(0.56)	(0.65)	(1.30)	(0.80)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$21.53	$25.10	$24.71	$20.99	$21.89	$20.87

Total return[3]	(9.15)%[4]	6.59%	20.65%	(0.89)%	12.04%	4.42%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$139,805	$173,316	$71,403	$36,206	$16,694	$1,562

Ratio of expenses to average net assets:
Before fees waived/recovered	1.03%[5]	1.02%	1.05%	1.12%	1.18%	1.33%
After fees waived/recovered	1.05%[5]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.38%[5]	2.10%	1.82%	2.31%	2.06%	1.74%
After fees waived/recovered	2.36%[5]	2.07%	1.82%	2.38%	2.19%	2.02%

Portfolio turnover rate	26%[4]	27%	17%	14%	13%	25%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2023 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and together, the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The All-Cap Core Fund’s primary investment objectives are primary capital appreciation and secondarily, to provide shareholders with income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

The Small-Cap Core Fund’s primary investment objective is capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

The Dividend Fund’s primary investment objectives are capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

(b) Short Sales

The Small-Cap Core Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2023, and during the open tax years ended November 30, 2020 - 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(g) Securities Lending

The Funds have entered into a securities lending agreement with Mitsubishi UFJ Trust and Banking Corporation. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

As of May 31, 2023, the Funds loaned securities which were collateralized by cash and other securities.  The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
All-Cap Core Fund	$343,211	$350,510

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2026 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment	Total Limit on Annual
	Advisory	Operating Expenses†
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended May 31, 2023, the Advisor waived its fees as follows:

Advisory Fees Waived
All-Cap Core Fund	$63,945
Small-Cap Core Fund	79,935
Total	$143,880

For the six months ended May 31, 2023, the Advisor recovered $18,318 of previously waived advisory fees and/or other expenses absorbed from the Dividend Fund.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2023, the amount of these potentially recoverable expenses was $324,823, $462,844 and $43,783 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
2023	$96,872	$152,963	$43,783
2024	78,669	106,708	-
2025	85,337	123,238	-
2026	63,945	79,935	-
Total	$324,823	$462,844	$43,783

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2023, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds' distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for their distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2023, are reported on the Statements of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At May 31, 2023, gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$35,734,710	$33,176,687	$162,153,959

Gross unrealized appreciation	$10,323,906	$3,890,381	$14,271,790
Gross unrealized depreciation	(1,967,512)	(3,390,090)	(16,246,641)
Net unrealized appreciation/depreciation on investments	$8,356,394	$500,291	$(1,974,851)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Undistributed ordinary income	$343,154	$234,946	$678,452
Undistributed long-term gains	5,290,781	-	9,235,515
Tax accumulated earnings	5,633,935	234,946	9,913,967

Accumulated capital and other losses	$-	$(1,585)	$-

Unrealized appreciation on investments	12,037,173	3,136,422	22,332,076
Unrealized deferred compensation	(7,586)	(7,327)	(8,049)

Total distributable earnings (deficit)	$17,663,522	$3,362,456	$32,237,994

The tax character of distributions paid during the fiscal years ended November 30, 2022 and November 30, 2021 were as follows:

	All-Cap Core Fund		Small-Cap Core Fund		Dividend Fund

	2022	2021	2022	2021	2022	2021
Distributions paid from:
Ordinary income	$921,715	$299,811	$114,846	$-	$4,186,720	$2,183,307
Long-term capital gains	3,081,643	2,364,906	1,126,133	-	3,394,693	682,376
Total distributions paid	$4,003,358	$2,664,717	$1,240,979	$-	$7,581,413	$2,865,683

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

At November 30, 2022, the Funds had the following accumulated capital loss carryforwards.

Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
All-Cap Core Fund	$-	$-	$-
Small-Cap Core Fund	1,585	-	1,585
Dividend Fund	-	-	-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2023 and for the year ended November 30, 2022, redemption fees were as follows:

	May 31, 2023	November 30, 2022
All-Cap Core Fund	$-	$6,154
Small-Cap Core Fund	179	856
Dividend Fund	45,743	257,567

Note 6 – Investment Transactions

For the six months ended May 31, 2023, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All-Cap Core Fund	$7,698,168	$17,166,441
Small-Cap Core Fund	21,062,116	22,993,349
Dividend Fund	48,827,653	51,628,755

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

For the six months ended May 31, 2023, the distribution fees incurred for the Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations. The All-Cap Core Fund only consists of Institutional Class shares and does not pay distribution fees.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2023, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$43,495,224	$-	$-	$43,495,224
Short-Term Investments	595,880	-	-	595,880
Total Investments	$44,091,104	$-	$-	$44,091,104

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$33,334,545	$-	$-	$33,334,545
Short-Term Investments	342,433	-	-	342,433
Total Investments	$33,676,978	$-	$-	$33,676,978

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$160,179,108	$-	$-	$160,179,108
Short-Term Investments	-	-	-	-
Total Investments	$160,179,108	$-	$-	$160,179,108

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds' streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Plan”) for each of the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each, an “Acquired Fund”), providing for the reorganization of each Acquired Fund into a corresponding newly created series (each, an “Acquiring Fund”) of Zacks Trust. The reorganization of each Acquired Fund is subject to approval by its shareholders.

Each Acquiring Fund will have identical investment objectives, investment strategies and fundamental investment restrictions as its corresponding Acquired Fund. Following the reorganization, the Advisor will continue to serve as investment advisor to each Acquiring Fund. In addition, each Acquiring Fund will have the same portfolio manager as the corresponding Acquired Fund.

The Plan provides for each Acquired Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the reorganization. The reorganizations are not expected to result in the recognition of gain or loss by an Acquired Fund or its shareholders for federal tax purposes. The Advisor will bear the costs related to the reorganizations.

The Trust will call a shareholder meeting at which shareholders of each Acquired Fund will be asked to consider and vote on the Plan with respect to their Acquired Fund. If the required shareholder approval for the reorganization of an Acquired Fund is obtained, the reorganization of that Acquired Fund is expected to take effect in the third quarter of 2023.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2023 (Unaudited)

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds
EXPENSE EXAMPLES
For the Six Months Ended May 31, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/22	5/31/23	12/1/22–5/31/23
Institutional Class	Actual Performance	$1,000.00	$1,105.60	$5.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.94	5.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLES - (Continued)
For the Six Months Ended May 31, 2023 (Unaudited)

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/22	5/31/23	12/1/22–5/31/23
Investor Class	Actual Performance	$1,000.00	$951.00	$6.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.00	7.00
Institutional Class	Actual Performance	1,000.00	952.60	5.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.24	5.74

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/22	5/31/23	12/1/22–5/31/23
Investor Class	Actual Performance	$1,000.00	$908.50	$6.19
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.54
Institutional Class	Actual Performance	1,000.00	908.50	5.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.70	5.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

Zacks Funds
Each a series of Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
227 West Monroe, Suite 4350
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/09/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/09/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/09/2023